Short - term notes payable investors (Details) - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Feb. 04, 2015
Short - term notes payable investors
Company signed two notes with different investors for an amount			$ 63,000
Interest per annum			18.00%
Each note provides an incentive for the issuance of shares of Common Stock of the Company for the loan			200,000
One maker of the loans is affiliated with the Company and provided the sum .			$ 30,000
Accrued interest on these notes at end of period	$ 10,253	$ 7,394
Fair value of the common stock recorded as discounts to the two notes being amortized to interest expense over the life of the notes	21,211	21,211
Unamortized discounts on the two notes at end of period	2,723	8,976
Amortization expense recognized during the period on the two notes	6,253	12,235
Outstanding balance under the two notes at end of period	$ 63,000	$ 63,000